Intangible Assets and Liabilities (Tables)	12 Months Ended
Feb. 03, 2018
Text Block [Abstract]
Intangible Assets And Liability Table

Intangible assets and liabilities consist of the following (in thousands):

	January 28, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Amount
Goodwill	$924,134	$—	$924,134

Intangible Assets Not Subject to Amortization:
BJ’s trade name	$90,500	$—	$90,500
Intangible Assets Subject to Amortization:
Member relationships	245,000	(146,875)	98,125
Private label brands	8,500	(3,778)	4,722
Below market leases	120,182	(60,370)	59,812

Total intangible assets	$464,182	$(211,023)	$253,159

Intangible Liabilities Subject to Amortization:
Above market leases	$(30,515)	$12,472	$(18,043)

	February 3, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Amount
Goodwill	$924,134	$—	$924,134

Intangible Assets Not Subject to Amortization:
BJ’s trade name	$90,500	$—	$90,500
Intangible Assets Subject to Amortization:
Member relationships	245,000	(163,668)	81,332
Private label brands	8,500	(4,486)	4,014
Below market leases	120,182	(71,152)	49,030

Total intangible assets	$464,182	$(239,306)	$224,876

Intangible Liabilities Subject to Amortization:
Above market leases	$(30,515)	$14,709	$(15,806)

Schedule of amortization expense related to intangible assests and liability

The Company estimates that amortization expense (income) related to intangible assets and liabilities will be as follows in each of the next five fiscal years (in thousands):

	Below Market Leases	Above Market Leases	Other Intangibles	Total
2018	$8,636	$(2,162)	$15,371	$21,845
2019	7,633	(2,077)	13,491	19,047
2020	7,117	(1,846)	11,862	17,133
2021	6,153	(1,581)	10,483	15,055
2022	4,507	(1,526)	9,230	12,211